Document and Entity Information	Aug. 09, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 09, 2023
Entity Registrant Name	Westrock Coffee Company
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41485
Entity Tax Identification Number	80-0977200
Entity Address, Address Line One	4009 N. Rodney Parham Road
Entity Address, Adress Line Two	3rd Floor
Entity Address, City or Town	Little Rock
Entity Address State Or Province	AR
Entity Address, Postal Zip Code	72212
City Area Code	501
Local Phone Number	320-4880
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001806347
Amendment Flag	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(g) Security	Shares of common stock, par value $0.01 per share
Trading Symbol	WEST
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information [Line Items]
Title of 12(g) Security	Warrants, each whole warrant exercisable for one share of common stock, par value $0.01 per share
Trading Symbol	WESTW
Security Exchange Name	NASDAQ